Common Shareholders' Equity	12 Months Ended
Dec. 31, 2014
Common Shareholders' Equity [Abstract]
Common Shareholders' Equity

Note 12 – Common Shareholders’ Equity

Effective on the Merger date, DPL adopted Amended Articles of Incorporation providing for 1,500 authorized common shares, of which one share is outstanding at December 31, 2014.

As of December 31, 2014, there was no Event of Default - DPL’s Articles generally define an “Event of Default” as either (i) a breach of a covenant or obligation under the Articles; (ii) the entering of an order of insolvency or bankruptcy by a court and that order remains in effect and unstayed for 180 days; or (iii) DPL,  DP&L or one of its principal subsidiaries commences a voluntary case under bankruptcy or insolvency laws or consents to the appointment of a trustee, receiver or custodian to manage all of the assets of DPL,  DP&L or one of its principal subsidiaries – but DPL’s leverage ratio was at 0.93 to 1.00 and DPL’s senior long-term debt rating from all three major credit rating agencies was below investment grade. As a result, as of December 31, 2014, DPL was prohibited under its Articles from making a distribution to its shareholder or making a loan to any of its affiliates (other than its subsidiaries).